UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RBC Private Counsel (USA) Corporation
           -----------------------------------------------------
Address:   12 East 49th Street
           New York, NY 10017
           -----------------------------------------------------

Form 13F File Number: 28-10360
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Andrew Ford
        --------------------------
Title:  Vice President, Compliance
        --------------------------
Phone:  212-415-5092
        --------------------------

Signature, Place, and Date of Signing:

/s/ Andrew Ford                     New York, NY                      8/12/2003
---------------                     ------------                      ---------
  [Signature]                       [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           61
                                         -----------
Form 13F Information Table Value Total:  $    86,900
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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                                               FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
AFLAC INC                      COM              1055102        476   15500 SH       SOLE              15500      0    0
AT&T WIRELESS SVCS INC         COM              00209A106     1717  209150 SH       SOLE             209150      0    0
AIR PRODS & CHEMS INC          COM              9158106       1358   32655 SH       SOLE              32655      0    0
ALLTEL CORP                    COM              20039103      2275   47200 SH       SOLE              47200      0    0
AMBAC FINL GROUP INC           COM              23139108       460    6950 SH       SOLE               6950      0    0
AMERICAN INTL GROUP INC        COM              26874107      1843   33400 SH       SOLE              33400      0    0
AMGEN INC                      COM              31162100      2497   37872 SH       SOLE              37872      0    0
ANHEUSER BUSCH COS INC         COM              35229103      1110   21750 SH       SOLE              21750      0    0
APOLLO GROUP INC               CL A             37604105       682   11050 SH       SOLE              11050      0    0
BAKER HUGHES INC               COM              57224107      2191   65290 SH       SOLE              65290      0    0
BANK OF AMERICA CORPORATION    COM              60505104      2848   36037 SH       SOLE              36037      0    0
BED BATH & BEYOND INC          COM              75896100       498   12850 SH       SOLE              12850      0    0
CANON INC                      ADR              138006309      908   19900 SH       SOLE              19900      0    0
CARDINAL HEALTH INC            COM              14149Y108     2440   37950 SH       SOLE              37950      0    0
CARNIVAL CORP                  PAIRED CTF       143658300      300    9250 SH       SOLE               9250      0    0
CISCO SYS INC                  COM              17275R102     2614  155742 SH       SOLE             155742      0    0
CITIGROUP INC                  COM              172967101     3632   84868 SH       SOLE              84868      0    0
COCA COLA CO                   COM              191216100     2199   47400 SH       SOLE              47400      0    0
DANAHER CORP DEL               COM              235851102      408    6000 SH       SOLE               6000      0    0
DELL COMPUTER CORP             COM              247025109     2140   67231 SH       SOLE              67231      0    0
EBAY INC                       COM              278642103      525    5050 SH       SOLE               5050      0    0
ECOLAB INC                     COM              278865100      556   21750 SH       SOLE              21750      0    0
EXXON MOBIL CORP               COM              30231G102     2138   59553 SH       SOLE              59553      0    0
FEDERAL HOME LN MTG CORP       COM              313400301      621   12250 SH       SOLE              12250      0    0
FIFTH THIRD BANCORP            COM              316773100      608   10600 SH       SOLE              10600      0    0
FISERV INC                     COM              337738108      358   10050 SH       SOLE              10050      0    0
GENERAL ELEC CO                COM              369604103     2236   77983 SH       SOLE              77983      0    0
HARLEY DAVIDSON INC            COM              412822108      394    9900 SH       SOLE               9900      0    0
HOME DEPOT INC                 COM              437076102      336   10150 SH       SOLE              10150      0    0
INTEL CORP                     COM              458140100     2374  114100 SH       SOLE             114100      0    0
INTERNATIONAL BUSINESS MACHS   COM              459200101     1732   21000 SH       SOLE              21000      0    0
INTUIT                         COM              461202103      459   10300 SH       SOLE              10300      0    0
ISHARES INC                    MSCIJAPAN        464286848      223   30800 SH       SOLE              30800      0    0
ISHARES TR                     RUSSELL 2000     464287655      471    5300 SH       SOLE               5300      0    0
JABIL CIRCUIT INC              COM              466313103      350   15850 SH       SOLE              15850      0    0
JOHNSON & JOHNSON              COM              478160104     2834   54825 SH       SOLE              54825      0    0
KOHLS CORP                     COM              500255104      375    7300 SH       SOLE               7300      0    0
LOWES COS INC                  COM              548661107      483   11250 SH       SOLE              11250      0    0
MBNA CORP                      COM              55262L100      401   19250 SH       SOLE              19250      0    0
MARSH & MCLENNAN COS INC       COM              571748102      520   10200 SH       SOLE              10200      0    0
MEDTRONIC INC                  COM              585055106      614   12800 SH       SOLE              12800      0    0
MELLON FINL CORP               COM              58551A108      324   11700 SH       SOLE              11700      0    0
METLIFE INC                    COM              59156R108     1659   58600 SH       SOLE              58600      0    0
MICROSOFT CORP                 COM              594918104     2070   80762 SH       SOLE              80762      0    0
OMNICOM GROUP INC              COM              681919106      354    4950 SH       SOLE               4950      0    0
ORACLE CORP                    COM              68389X105      201   16750 SH       SOLE              16750      0    0
PAYCHEX INC                    COM              704326107      458   15600 SH       SOLE              15600      0    0
PEPSICO INC                    COM              713448108      540   12150 SH       SOLE              12150      0    0
PFIZER INC                     COM              717081103     5930  173670 SH       SOLE             173670      0    0
PROCTER & GAMBLE CO            COM              742718109     3373   37830 SH       SOLE              37830      0    0
SOFTWARE HOLDRS TR             DEPOSITRY RCPT   83404B103     2040   64600 SH       SOLE              64600      0    0
SOUTHERN CO                    COM              842587107     2232   71650 SH       SOLE              71650      0    0
STRYKER CORP                   COM              863667101      541    7800 SH       SOLE               7800      0    0
SYSCO CORP                     COM              871829107      525   17500 SH       SOLE              17500      0    0
3M CO                          COM              88579Y101     2679   20776 SH       SOLE              20776      0    0
UNITED TECHNOLOGIES CORP       COM              913017109     3042   42950 SH       SOLE              42950      0    0
VIACOM INC                     CL B             925524308     2524   57825 SH       SOLE              57825      0    0
WAL MART STORES INC            COM              931142103     2423   45160 SH       SOLE              45160      0    0
WALGREEN CO                    COM              931422109      334   11100 SH       SOLE              11100      0    0
WELLS FARGO & CO NEW           COM              949746101     2687   53320 SH       SOLE              53320      0    0
WYETH                          COM              983024100     1760   38650 SH       SOLE              38650      0    0


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